Notes Payable - Related Parties	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Jul. 31, 2025
Parent Company [Member]
Notes Payable - Related Parties

6. NOTES PAYABLE – RELATED PARTIES

Notes payable - related party are summarized in the following table (in thousands):

	As of March 31, 2026	As of December 31, 2025

(a) Notes payable- Frost Gamma Investments Trust	$570	$470
(b) Notes payable- Dr. Jane Hsiao	150	150
Total Notes payable - related party	$720	$620

(a) The Company has outstanding notes payable to Frost Gamma Investments Trust (“Frost Gamma”) which pertained to promissory notes issued in fiscal 2021 and 2022, in the principal amount of $75,000 and $75,000, respectively. The promissory notes accrue interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026, as amended on January 5, 2026. The Frost Gamma promissory note may be prepaid in advance of the maturity date without penalty. Frost Gamma is a trust controlled by Dr. Phillip Frost, a current director of the Company, and who beneficially owns in excess of 10% of the Company’s common stock.

On August 15, 2023, the Company entered into a new promissory note agreement with Frost Gamma in the principal amount of $200,000, which also accrues interest at a rate of 11% per annum, payable on the maturity date June 30, 2026, as amended on January 5, 2026. This promissory note may also be prepaid in advance of the maturity date without penalty.

On September 25, 2024, October 23, 2024, January 23, 2025 and August 27, 2025, the Company entered into new promissory note agreements with Frost Gamma in the aggregate principal amount of $120,000, which also accrues interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026, as amended on January 5, 2026. The promissory notes may also be prepaid in advance of the maturity date without penalty.

On August 27, 2025, the Company entered into a Promissory Note in the principal amount of $25,000 which also accrues interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026, as amended on January 5, 2026. The promissory notes may also be prepaid in advance of the maturity date without penalty.

On January 2, 2026, the Company entered into a Promissory Note in the principal amount of $100,000 which also accrues interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026, as amended on January 5, 2026. The promissory notes may also be prepaid in advance of the maturity date without penalty.

There were no payments made on the promissory notes to Frost Gamma. As of March 31, 2026 and December 31, 2025, total outstanding principal on notes payable balance to Frost Gamma was $570,000 and $470,000, respectively.

(b) The Company has outstanding notes payable Jane Hsiao, Ph.D. (“Dr. Hsiao”) which pertained to promissory notes issued in fiscal 2021 and 2022, in the principal amount of $75,000 and $75,000, respectively. The promissory notes accrue interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026, as amended on January 5, 2026. The promissory notes to Dr. Hsiao may be prepaid in advance of the maturity date without penalty. Dr. Hsiao is the Company’s Chairman and Interim CEO, and who beneficially owns in excess of 10% of the Company’s common stock.

There were no payments made on the promissory notes to Dr. Hsiao.

There were no payments made on the promissory notes to Dr. Hsiao and as such, total outstanding notes payable principal balance was $150,000 as of March 31, 2026 and December 31, 2025, respectively.

On January 5, 2026, the Company and each of Dr. Frost and Dr. Hsiao entered into amendments for each of the outstanding promissory to extend the maturity date from December 31, 2025 to June 30, 2026.

7. NOTES PAYABLE – RELATED PARTY

Notes payable- related party are summarized in the following table (in thousands):

	As of December 31, 2025	As of July 31, 2025

(a) Notes payable- Frost Gamma Investments Trust	$470	$445
(b) Notes payable- Dr. Jane Hsiao	150	150
Total Notes payable - related party	$620	$595

(a) The Company has outstanding notes payable to Frost Gamma Investments Trust (“Frost Gamma”) which pertained to promissory notes issued in fiscal 2021 and 2022, in the principal amount of $75,000 and $75,000, respectively. The promissory notes accrue interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026, as amended on January 5, 2026. The Frost Gamma promissory note may be prepaid in advance of the maturity date without penalty. Frost Gamma is a trust controlled by Dr. Phillip Frost, a current director of the Company, and who beneficially owns in excess of 10% of the Company’s common stock.

On August 15, 2023, the Company entered into a new promissory note agreement with Frost Gamma in the principal amount of $200,000, which also accrues interest at a rate of 11% per annum, payable on the maturity date June 30, 2026, as amended on January 5, 2026. This promissory note may also be prepaid in advance of the maturity date without penalty.

On September 25, 2024, October 23, 2024, January 23, 2025 and August 27, 2025, the Company entered into new promissory note agreements with Frost Gamma in the aggregate principal amount of $120,000, which also accrues interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026, as amended on January 5, 2026. The promissory notes may also be prepaid in advance of the maturity date without penalty.

There were no payments made on the promissory notes to Frost Gamma and as such, total outstanding notes payable balance was $470,000 and $445,000 as of December 31, 2025 and July 31, 2025, respectively.

On January 5, 2026, the Company and each of Dr. Frost and Dr. Hsiao entered into amendments for each of the outstanding promissory to extend the maturity date from December 31, 2025 to June 30, 2026.

(b) The Company has outstanding notes payable Jane Hsiao, Ph.D. (“Dr. Hsiao”) which pertained to promissory notes issued in fiscal 2021 and 2022, in the principal amount of $75,000 and $75,000, respectively. The promissory notes accrue interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026, as amended on January 5, 2026. The promissory notes to Dr. Hsiao may be prepaid in advance of the maturity date without penalty. Dr. Hsiao is the Company’s Chairman and Interim CEO, and who beneficially owns in excess of 10% of the Company’s common stock.

There were no payments made on the promissory notes to Dr. Hsiao and as such, total outstanding notes payable balance was $150,000 as of December 31, 2025 and July 31, 2025, respectively.

On January 5, 2026, the Company and each of Dr. Frost and Dr. Hsiao entered into amendments for each of the outstanding promissory notes to extend the maturity date from December 31, 2025 to June 30, 2026.

7. NOTES PAYABLE – RELATED PARTY

Notes payable- related party are summarized in the following table (in thousands):

	As of July 31, 2025	As of July 31, 2024

(a) Notes payable- Frost Gamma Investments Trust	$445	$350
(b) Notes payable- Dr. Jane Hsiao	150	150
Total Notes payable - related party	$595	$500

(a) The Company has outstanding notes payable to Frost Gamma Investments Trust (“Frost Gamma”) which pertained to promissory notes issued in fiscal 2021 and 2022, in the principal amount of $75,000 and $75,000, respectively. The promissory notes accrue interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026, as amended on January 5, 2026. The Frost Gamma promissory note may be prepaid in advance of the maturity date without penalty. Frost Gamma is a trust controlled by Dr. Phillip Frost, a current director of the Company, and who beneficially owns in excess of 10% of the Company’s common stock.

On August 15, 2023, the Company entered into a new promissory note agreement with Frost Gamma in the principal amount of $200,000, which also accrues interest at a rate of 11% per annum, payable on the maturity date June 30, 2026, as amended on January 5, 2026. This promissory note may also be prepaid in advance of the maturity date without penalty.

On September 25, 2024, October 23, 2024, January 23, 2025 and August 27, 2025, the Company entered into new promissory note agreements with Frost Gamma in the aggregate principal amount of $120,000, which also accrues interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026, as amended on January 5, 2026. The promissory notes may also be prepaid in advance of the maturity date without penalty.

There were no payments made on the promissory notes to Frost Gamma and as such, total outstanding notes payable balance was $445,000 and $350,000 as of July 31, 2025 and 2024, respectively.

On January 5, 2026, the Company and each of Dr. Frost and Dr. Hsiao entered into amendments for each of the outstanding promissory to extend the maturity date from December 31, 2025 to June 30, 2026.

(b) The Company has outstanding notes payable Jane Hsiao, Ph.D. (“Dr. Hsiao”) which pertained to promissory notes issued in fiscal 2021 and 2022, in the principal amount of $75,000 and $75,000, respectively. The promissory notes accrue interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026, as amended on January 5, 2026. The promissory notes to Dr. Hsiao may be prepaid in advance of the maturity date without penalty. Dr. Hsiao is the Company’s Chairman and Interim CEO, and who beneficially owns in excess of 10% of the Company’s common stock.

There were no payments made on the promissory notes to Dr. Hsiao and as such, total outstanding notes payable balance was $150,000 as of July 31, 2025 and 2024, respectively.